Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current
Loans and borrowings	€ 66,268	€ 44,359
Derivative warrant liabilities
Lease liabilities	23,267	24,657
Total	89,535	69,016
Current
Loans and borrowings	112,513	89,268
Derivative warrant liabilities	8,974	5,834
Lease liabilities	2,777	2,644
Total	124,264	97,746
Loans [Member]
Non-current
Loans and borrowings	66,268	44,359
Current
Loans and borrowings	14,675	5,676
Working Capital Line of Credit [Member]
Current
Loans and borrowings	€ 97,838	€ 83,592